CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 221,574	$ 21,909
Restricted cash	7,250	0
Inventories, net	4,187	3,387
Prepaid expenses and other current assets	3,410	481
Total current assets	236,421	25,777
Operating lease right-of-use assets, net	2,196	1,307
Property and equipment, net	288,610	152,645
Goodwill	50,863	0
Other intangible assets, net	9,321	0
Other assets, net	16,724	1,188
Total non-current assets	367,714	155,140
Total assets	604,135	180,917
Current Liabilities:
Accounts payable	16,354	1,342
Accrued expenses	14,516	5,184
Current portion of lease liabilities with a related party	0	59,217
Current portion of lease liabilities	537	166
Current portion of financing obligation with a related party	0	58,795
Current portion of long-term debt	9,633	0
Note payable with a related party	0	30,000
Other current liabilities	960	77
Total current liabilities	42,000	154,781
Long-term debt, net of current portion	85,436	0
Lease liabilities, net of current portion	2,276	1,370
Deferred income tax liabilities	1,967	0
Private Warrant liabilities	4,337	0
Other liabilities	2,679	0
Total non-current liabilities	96,695	1,370
Total liabilities	138,695	156,151
Commitments and contingencies
Stockholders' equity
Preferred stock, par value $0.0001, 10,000 shares authorized, 0 issued and outstanding, as of September 30, 2021 and December 31, 2020	0	0
Common stock, par value $0.0001, 750,000 shares authorized, 100,674 and 44,461 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	10	4
Additional paid-in capital	566,935	45,890
Accumulated deficit	(98,927)	(21,128)
Accumulated other comprehensive loss	(2,578)	0
Total stockholders' equity	465,440	24,766
Total liabilities and stockholders' equity	$ 604,135	$ 180,917